Shareholder Report, Holdings (Details) - C000084903	Jun. 30, 2024
Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.20%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	57.30%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.10%